Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Panagram BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Panagram BBB-B CLO ETF
Class Name	Panagram BBB-B CLO ETF
Trading Symbol	CLOZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Panagram BBB-B CLO ETF for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://clozfund.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://clozfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Panagram BBB-B CLO ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2024, the Fund’s Net Asset Value (“NAV”) reached $456.6 million, from $83.2 as of the beginning of the 12-month period. The Fund’s investment composition comprised of 43.4% CLO BB bonds, 48.5% in CLO BBB bonds, 0.8% in CLO A bonds, and 7.3% cash and other. For the 12-month period ended August 31, 2024, the Fund issued 14,300,000 new shares at a weighted average price of $26.52 per share, raising $379.2 million in equity.
As of August 31, 2024, the Fund’s NAV was $26.86 per share, which was up from $25.99 per share at the beginning of the 12-month period. For the 12-month period ended August 31, 2024, the Fund returned 13.17% on a NAV basis and 12.97% on a market price basis. Comparatively, the Fund’s benchmarks, the Bloomberg U.S. Aggregate Bond Index and the J.P. Morgan CLO High Quality Mezzanine Index, had returns of 7.30% and 14.60% for the same period.
From inception through August 31, 2024, the Fund returned 14.42% on a NAV basis and 14.61% on a market price basis. Comparatively, the Fund’s benchmarks had returns of 3.67% and 15.38% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2023)
Panagram BBB-B CLO ETF NAV	13.17	14.42
Panagram BBB-B CLO ETF Market	12.97	14.61
Bloomberg U.S. Aggregate Bond Index	7.30	3.67
JP Morgan CLO High Quality Mezzanine Index Total Return	14.60	15.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://clozfund.com/ for more recent performance information. Visit https://clozfund.com/ for more recent performance information.
Net Assets	$ 456,568,743
Holdings Count | $ / shares	163
Advisory Fees Paid, Amount	$ 1,241,517
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$456,568,743
Number of Holdings	163
Net Advisory Fee	$1,241,517
Portfolio Turnover	21%
30-Day SEC Yield	9.32%
30-Day SEC Yield Unsubsidized	9.32%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Palmer Square CLO 2018-2 Ltd.	2.0%
Ares LXIV CLO Ltd.	2.0%
Octagon 61 Ltd.	1.8%
Wellman Park CLO Ltd.	1.6%
Madison Park Funding XXXVII Ltd.	1.6%
Octagon Investment Partners 29 Ltd.	1.5%
Elmwood CLO 18 Ltd.	1.5%
Goldentree Loan Management US CLO 12 Ltd.	1.5%
OHA Credit Funding 8 Ltd.	1.4%
CIFC Funding 2021-II Ltd.	1.4%

Updated Prospectus Web Address	https://clozfund.com/